Securities (Details) - Schedule of gross unrealized or unrecognized gains and losses - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	$ 538	$ 1,040
Available-for-sale Securities, Gross unrealized/ unrecognized gains	3	5
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	541	1,045
Agency bonds [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	500	501
Available-for-sale Securities, Gross unrealized/ unrecognized gains	3	4
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	503	505
Agency mortgage-backed: residential [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	38	43
Available-for-sale Securities, Gross unrealized/ unrecognized gains
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	38	43
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	598	775
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	16	14
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	3	14
Held-to-maturity Securities, Estimated fair value	$ 611	775
U.S. Treasury securities [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost		496
Available-for-sale Securities, Gross unrealized/ unrecognized gains		1
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value		$ 497